UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.   20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [    ]; Amendment Number:
This Amendment  (Check only one.) :  [    ]  is a restatement.
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           D.A.Davidson & Co
Address:        8 Third Street North
                Great Falls, MT  59401

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Vincent Michael Purpura
Title:		President & Chief Executive Officer
Phone:		406-727-4200
Signature, Place, and Date of Signing:

Vincent Michael Purpura  Great Falls, Montana  September 9, 1999

Report Type  (Check only one.):

[  X ]          13F HOLDINGS REPORT.

[    ]          13F NOTICE.

[    ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
	/s/ Vincent Michael Purpura

              FORM 13F  SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	3,949,651

Form 13F Information Table Value Total:	$77,677,000


List of Other Included Managers:
n/a


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Ltd                            COM     G0070K103       305    18000 SH              SOLE                              18000
ADC Telecommunications Inc         COM     000886101      1007    24000 SH              SOLE                              24000
Albertsons Inc                     COM     013104104      2072    52366 SH              SOLE                              52366
America Online Inc. (Del)          COM     02364J104       284     2727 SH              SOLE                               2727
American Express Co                COM     025816109       863     6395 SH              SOLE                               6395
American Intl Group Inc            COM     026874107       565     6500 SH              SOLE                               6500
Applied Materials Inc              COM     038222105       896    11535 SH              SOLE                              11535
AT&T Corp                          COM     001957109       574    13196 SH              SOLE                              13196
Berkshire Hathaway Inc Del Con     COM     084653104       975       15 SH              SOLE                                 15
Bristol-Myers Squibb Co.           COM     110122108       461     6830 SH              SOLE                               6830
Broadcom Corp Cl A                 COM     111320107       673     6175 SH              SOLE                               6175
Caterpillar Inc                    COM     149123101      2545    46439 SH              SOLE                              46439
Cellstar Corp Conv Sub Nts         PFD     150925AC9       323   470000 SH              SOLE                             470000
Chevron Corp                       COM     166751107      2414    27200 SH              SOLE                              27200
Cisco Sys Inc.                     COM     17275R102      3702    54001 SH              SOLE                              54001
Coca-Cola Company                  COM     191216100       228     4733 SH              SOLE                               4733
Comcast Corp Cl A Spl              COM     200300200       439    11000 SH              SOLE                              11000
Compaq Computer Corp               COM     204493100       257    11250 SH              SOLE                              11250
Compuware Corp                     COM     205638109       459    17600 SH              SOLE                              17600
Crescent Real Estate Equities      COM     225756105       230    12800 SH              SOLE                              12800
Dell Computer Corp                 COM     247025109       682    16321 SH              SOLE                              16321
Delphi Automotive Systems Corp.    COM     247126105       235    14622 SH              SOLE                              14622
Diamond Offshore Drilling Inc      COM     25271C102       766    22950 SH              SOLE                              22950
Disney Walt Co.                    COM     254687106       675    25950 SH              SOLE                              25950
Du Pont E I De Nemours Co          COM     263534109      1573    25997 SH              SOLE                              25997
Dura Pharmaceuticals Conv          PFD     26632SAA7       239   310000 SH              SOLE                             310000
Eastman Kodak                      COM     277461109      2194    29008 SH              SOLE                              29008
EMC Corp                           COM     268648102      1684    23600 SH              SOLE                              23600
Enron Corp.                        COM     293561106       246     6000 SH              SOLE                               6000
Exodus Communications Inc          COM     302088109       472     6550 SH              SOLE                               6550
Exxon Corp                         COM     302290101      2330    30659 SH              SOLE                              30659
Federal Home Loan Mtg Corp         COM     313400301       468     9000 SH              SOLE                               9000
Federal National Mtg Assn          COM     313586109       741    11820 SH              SOLE                              11820
First Security Corp                COM     336294103       220     9232 SH              SOLE                               9232
Flow International Corp            COM     343468104       119    11500 SH              SOLE                              11500
General Electric Co                COM     369604103      1549    13063 SH              SOLE                              13063
General Motors Corp                COM     370442105      1849    29387 SH              SOLE                              29387
Gillette Co                        COM     375766102       760    22400 SH              SOLE                              22400
Gold Reserve Inc. Cl A             COM     38068N108        19    16000 SH              SOLE                              16000
Goodyear Tire & Rubber             COM     382550101      1946    40451 SH              SOLE                              40451
Harley Davidson Inc                COM     412822108       451     9000 SH              SOLE                               9000
Hexcel Corp Conv Sub Nts           PFD     428291AA6       150   200000 SH              SOLE                             200000
HMT Technology Corp Conv           PFD     403917AD9        93   240000 SH              SOLE                             240000
Home Depot Inc                     COM     437076102      1026    14956 SH              SOLE                              14956
Intel Corp                         COM     458140100      1553    20896 SH              SOLE                              20896
International Business Machs C     COM     459200101       669     5534 SH              SOLE                               5534
International Paper                COM     460146103      1414    29427 SH              SOLE                              29427
Intevac Inc. Sub Nt Conv           PFD     461148AC2       205   395000 SH              SOLE                             395000
Johnson & Johnson                  COM     478160104       459     5000 SH              SOLE                               5000
Lab Corp of America Pfd 8.5% Se    PFD     50540R201       436     7780 SH              SOLE                               7780
Lehman Bros Holdings Inc           COM     524908100       636    10900 SH              SOLE                              10900
Lilly Eli & Co                     COM     532457108       737    11475 SH              SOLE                              11475
Lucent Technologies Inc.           COM     549463107      1748    26948 SH              SOLE                              26948
Mascotech Inc. Sub Deb Conv        PFD     574670AB1       168   210000 SH              SOLE                             210000
Merck & Co Inc                     COM     589331107       608     9377 SH              SOLE                               9377
Metromedia Fiber Network Inc       COM     591689104       232     9450 SH              SOLE                               9450
Micron Technology Inc              COM     595112103       293     4400 SH              SOLE                               4400
Microsoft Corp                     COM     594918104      4010    44284 SH              SOLE                              44284
Minnesota Mng & Mfg Co             COM     604059105      2219    23099 SH              SOLE                              23099
Mity-Lite Inc                      COM     606850105       211    11700 SH              SOLE                              11700
Mobil Corp.                        COM     607059102       351     3480 SH              SOLE                               3480
Morgan J P & Co Inc                COM     616880100      1938    16962 SH              SOLE                              16962
Morgan Stanley Dean Witter         COM     617446448       720     8075 SH              SOLE                               8075
Nike Inc. Cl B                     COM     654106103      1567    27556 SH              SOLE                              27556
Oracle Systems Corp                COM     68389X105       315     6931 SH              SOLE                               6931
Pepsico Inc                        COM     713448108      1123    36810 SH              SOLE                              36810
Pfizer                             COM     717081103      1094    30472 SH              SOLE                              30472
Pharmos Corp (New)                 COM     717139208        19    15000 SH              SOLE                              15000
Philip Morris Cos Inc              COM     718154107       951    27813 SH              SOLE                              27813
Procter & Gamble Co                COM     742718109       225     2400 SH              SOLE                               2400
R&B Falcon Corp                    COM     74912E101       384    29267 SH              SOLE                              29267
Read-Rite Corp. Conv Sub Nt        PFD     755246AA3       125   300000 SH              SOLE                             300000
Ride Inc.                          COM     765689104        25    32000 SH              SOLE                              32000
Schering-Plough Corp               COM     806605101       625    14320 SH              SOLE                              14320
Schlumberger Limited               COM     806857108       695    11150 SH              SOLE                              11150
Sears Roebuck & Co                 COM     812387108       903    28779 SH              SOLE                              28779
Solectron Corp                     COM     834182107       610     8500 SH              SOLE                               8500
Spectranetics Corp                 COM     84760C107        40    10000 SH              SOLE                              10000
Spieker Pptys Inc.                 COM     848497103       231     6652 SH              SOLE                               6652
Starbucks Corp                     COM     855244109      1355    54678 SH              SOLE                              54678
Sun Microsystems Inc               COM     866810104      1042    11200 SH              SOLE                              11200
Sunstone Hotel Investors Inc.      COM     867933103       155    17750 SH              SOLE                              17750
Tellabs Inc.                       COM     879664100       428     7519 SH              SOLE                               7519
Teradyne Inc                       COM     880770102       215     6100 SH              SOLE                               6100
U S Bancorp                        COM     902973106       630    20893 SH              SOLE                              20893
Unique Mobility Inc.               COM     909154106       240    59100 SH              SOLE                              59100
Veterinary Centers of America      PFD     925514AB7       148   220000 SH              SOLE                             220000
Vishay Intertechnology Inc         COM     928298108       428    18024 SH              SOLE                              18024
Wal Mart                           COM     931142103      1040    21875 SH              SOLE                              21875
Warner Lambert                     COM     934488107       724    10902 SH              SOLE                              10902
Washington Mutual Inc              COM     939322103      1524    52120 SH              SOLE                              52120
Washington Post Co Cl B            COM     939640108       347      680 SH              SOLE                                680
Watson Pharmaceuticals             COM     942683103      1189    38895 SH              SOLE                              38895
Williams Cos Inc                   COM     969457100       267     7100 SH              SOLE                               7100
Winston Hotels Inc.                COM     97563A102       106    11900 SH              SOLE                              11900
Xilinx Inc                         COM     983919101       541     8250 SH              SOLE                               8250
